Filed Pursuant to Rule 497(e)
1933 Act File No. 333-215588
1940 Act File No. 811-23226
Supplement dated August 16, 2024
to the

Horizon Kinetics Inflation Beneficiaries ETF (INFL) (the “Fund”)
a series of Listed Funds Trust

Summary Prospectus dated April 30, 2024

Effective immediately, the Summary Prospectus is revised to reflect that the Fund is classified as a non-diversified fund. The specific changes are shown below. The Fund has been classified as a non-diversified fund since its commencement of operations, and the changes described in this Supplement do not affect the Fund’s current investment objective, principal investment strategies, or day-to-day management.

The sentence below is added as the last sentence of the Summary section entitled “Horizon Kinetics Inflation Beneficiaries ETF - Principal Investment Strategies”.

The Fund is non-diversified and therefore may invest a larger percentage of its assets in the securities of a single issuer or a smaller number of issuers than diversified funds.

The risk description below is added under the Summary section entitled “Horizon Kinetics Inflation Beneficiaries ETF - Principal Investment Risks”.

Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Please retain this supplement with your Summary Prospectus for future reference.

Filed Pursuant to Rule 497(e)
1933 Act File No. 333-215588
1940 Act File No. 811-23226

Supplement dated August 16, 2024
to the

Horizon Kinetics Inflation Beneficiaries ETF (INFL) (the “Fund”)
a series of Listed Funds Trust

Prospectus and Statement of Additional Information (“SAI”),
each dated April 30, 2024

Effective immediately, the Prospectus and SAI are revised to reflect that the Fund is classified as a non-diversified fund. The specific changes are shown below. The Fund has been classified as a non-diversified fund since its commencement of operations, and the changes described in this Supplement do not affect the Fund’s current investment objective, principal investment strategies, or day-to-day management.

Prospectus

The sentence below is added as the last sentence of the Summary section entitled “Horizon Kinetics Inflation Beneficiaries ETF - Principal Investment Strategies”.

The Fund is non-diversified and therefore may invest a larger percentage of its assets in the securities of a single issuer or a smaller number of issuers than diversified funds.

The risk description below is added under the Summary section entitled “Horizon Kinetics Inflation Beneficiaries ETF - Principal Investment Risks”.

Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

The “Non-Diversification Risk” description under the section entitled “Additional Information About the Funds - Principal Investment Risks” is deleted in its entirety and replaced with the description below.

Non-Diversification Risk. Because each Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a lesser number of issuers than if it was a diversified fund. As a result, a Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a lesser number of issuers than a fund that invests more widely. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on such Fund’s performance.

SAI

The section entitled “Additional Information About Investment Objectives, Policies, and Related Risks - Diversification” is deleted in its entirety.

The section entitled “Additional Information About Investment Objectives, Policies, and Related Risks – Non-Diversification” is deleted in its entirety and replaced with the two paragraphs below.

Non-Diversification

Each Fund is classified as a non-diversified investment company under the 1940 Act. A “non-diversified” classification means that a Fund is not limited by the 1940 Act with regard to the percentage of its total assets that may be invested in the securities of a single issuer. This means that a Fund may invest a greater portion of its total assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. This may have an adverse effect on a Fund’s performance or subject Shares to greater price volatility than more diversified investment companies. Moreover, in pursuing its objective, each Fund may hold the securities of a single issuer in an amount exceeding 10% of the value of the outstanding securities of the issuer, subject to restrictions imposed by the Internal Revenue Code of 1986 (the “Code”). In particular, as a Fund’s size grows and its assets increase, it will be more likely to hold more than 10% of the securities of a single issuer if the issuer has a relatively small public float as compared to other components in a Fund’s portfolio.

Although the Funds are each non-diversified for purposes of the 1940 Act, each Fund intends to maintain the required level of diversification and otherwise conduct its operations so as to qualify as a “regulated investment company” (“RIC”) for purposes of the Code. Compliance with the diversification requirements of the Code may limit the investment flexibility of a Fund and may make it less likely that a Fund will meet its investment objectives. To qualify as a RIC under the Code, a Fund must meet the Diversification Requirement described in the section titled “Federal Income Taxes” in this SAI.

Under the section entitled “Investment Restrictions”, the numbered lists of fundamental policies are deleted in their entirety and replaced with the combined list below.

1. Borrow money or issue senior securities (as defined under the 1940 Act), except to the extent permitted under the 1940 Act.
2. Make loans, except to the extent permitted under the 1940 Act.
3. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments, except to the extent permitted under the 1940 Act. This shall not prevent the Fund from investing in securities or other instruments backed by real estate, REITs or securities of companies engaged in the real estate business.
4. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except to the extent permitted under the 1940 Act. This shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities.

5. Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act.
6. (Inflation Beneficiaries ETF and SPAC ETF Only) Concentrate its investments (i.e., hold more than 25% of its total assets) in any industry or group of related industries. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), investment companies, repurchase agreements collateralized by U.S. government securities, and tax-exempt securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.
7. (Blockchain Development ETF Only) Concentrate its investments (i.e., hold more than 25% of its total assets) in any industry or group of related industries, except the Fund will concentrate its investments in issuers in the Capital Markets Industry within the Financials Sector, as classified by the Global Industry Classification Standard (GICS® ). For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), registered investment companies, repurchase agreements collateralized by U.S. government securities, and tax-exempt securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.
8. (Medical ETF Only) Concentrate its investments (i.e., hold more than 25% of its total assets) in any industry or group of related industries, except in companies engaged in the medical research, pharmaceutical and technology industries and related medical technology industries, generally, with an emphasis toward companies engaged in cancer research and drug development.
9. (Energy and Remediation ETF Only) Concentrate its investments (i.e., hold more than 25% of its total assets) in the securities of one or more issuers conducting their principal business activities in the same industry or group of industries, except the Fund will concentrate in the Crude Petroleum and Natural Gas Industry. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), investment companies, repurchase agreements collateralized by U.S. government securities, and tax-exempt securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Please retain this supplement with your Prospectus and SAI for future reference.